BNY Mellon Short Term Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 99.5%
Advertising — .5%
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(b)	5.00	8/15/2027	400,000	398,676
Aerospace & Defense — 2.8%
Bombardier, Inc., Sr. Unscd. Notes(b)	6.00	2/15/2028	225,000	225,693
Rolls-Royce PLC, Gtd. Notes(b)	5.75	10/15/2027	470,000	482,423
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	786,000	781,833
The Boeing Company, Sr. Unscd. Notes	6.30	5/1/2029	576,000	611,235
TransDigm, Inc., Sr. Scd. Notes(b)	6.75	8/15/2028	352,000	359,384
				2,460,568
Agriculture — .5%
Philip Morris International, Inc., Sr. Unscd. Notes	4.00	10/29/2030	446,000	439,529
Airlines — 1.4%
Air Canada, Sr. Scd. Notes(b)	3.88	8/15/2026	528,000	524,277
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.63	2/14/2030	400,000	397,242
Delta Air Lines, Inc., Sr. Unscd. Notes	4.95	7/10/2028	352,000	356,911
				1,278,430
Asset-Backed Certificates — 10.0%
Affirm Asset Securitization Trust, Ser. 2024-A, Cl. A(b)	5.61	2/15/2029	330,000	331,114
Affirm Master Trust, Ser. 2025-1A, Cl. C(b)	5.28	2/15/2033	200,000	200,281
Aligned Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	1.94	8/15/2046	200,000	195,345
AMSR Trust, Ser. 2023-SFR2, Cl. A(b)	3.95	6/17/2040	555,000	548,725
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	12,896	12,926
Aqua Finance Issuer Trust, Ser. 2025-B, Cl. A(b)	4.79	5/17/2051	90,943	91,514
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	26,790	26,966
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	51,922	52,119
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1(b)	1.53	3/15/2061	257,361	215,226
CLI Funding VI LLC, Ser. 2020-1A, Cl. A(b)	2.08	9/18/2045	89,984	84,632
CLI Funding VI LLC, Ser. 2020-3A, Cl. A(b)	2.07	10/18/2045	147,983	139,507
ClickLease Equipment Receivables Trust, Ser. 2024-1, Cl. B(b)	7.34	2/15/2030	34,855	34,882
Compass Datacenters Issuer II LLC, Ser. 2025-1A, Cl. A1(b)	5.32	5/25/2050	100,000	101,641
Concord Music Royalties LLC, Ser. 2025-1A, Cl. A2(b)	5.51	7/20/2075	110,000	110,899
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)	5.45	4/20/2048	87,222	86,122
CyrusOne Data Centers Issuer I LLC, Ser. 2025-1A, Cl. A2(b)	5.91	2/20/2050	65,000	66,372
DailyPay Securitization Trust, Ser. 2025-1A, Cl. A(b)	5.63	6/26/2028	100,000	100,586
DataBank Issuer, Ser. 2021-1A, Cl. A2(b)	2.06	2/27/2051	300,000	297,250
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	350,000	339,917
DataBank Issuer, Ser. 2023-1A, Cl. A2(b)	5.12	2/25/2053	270,000	269,774
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	271,000	271,593
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I(b)	2.05	11/20/2051	96,250	93,796
Dell Equipment Finance Trust, Ser. 2023-1, Cl. A3(b)	5.65	9/22/2028	48,675	48,710
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	277,162	263,579
Flexential Issuer, Ser. 2021-1A, Cl. A2(b)	3.25	11/27/2051	305,000	303,514
Foundation Finance Trust, Ser. 2021-2A, Cl. A(b)	2.19	1/15/2042	68,273	65,102
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	50,096	50,894
GreenSky Home Improvement Trust, Ser. 2024-1, Cl. A4(b)	5.67	6/25/2059	128,031	131,149
Hilton Grand Vacations Trust, Ser. 2022-2A, Cl. A(b)	4.30	1/25/2037	33,801	33,656
MetroNet Infrastructure Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.40	8/20/2055	61,472	62,291
MVW LLC, Ser. 2020-1A, Cl. A(b)	1.74	10/20/2037	31,912	31,254

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 99.5% (continued)
Asset-Backed Certificates — 10.0% (continued)
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)		1.91	10/20/2061	135,000	114,328
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A(b)		1.75	9/14/2035	312,281	306,764
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)		5.83	7/15/2036	100,000	101,960
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)		5.11	12/15/2033	100,000	100,728
SCF Equipment Trust LLC, Ser. 2025-1A, Cl. A3(b)		5.11	11/21/2033	100,000	102,362
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)		5.00	5/25/2050	175,000	174,728
Taco Bell Funding LLC, Ser. 2025-1A, Cl. A2I(b)		4.82	8/25/2055	128,337	128,007
Textainer Marine Containers VII Ltd., Ser. 2020-2A, Cl. A(b)		2.10	9/20/2045	291,548	274,998
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A(b)		1.68	2/20/2046	219,333	205,018
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A(b)		2.75	3/17/2038	319,253	317,074
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1(b)		1.83	11/19/2050	79,889	77,547
Triumph Rail Holdings LLC, Ser. 2021-2, Cl. A(b)		2.15	6/19/2051	254,949	244,315
TRP LLC, Ser. 2021-1, Cl. A(b)		2.07	6/19/2051	256,448	246,336
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)		2.17	10/15/2046	250,000	243,794
Vantage Data Centers LLC, Ser. 2020-2A, Cl. A2(b)		1.99	9/15/2045	414,000	393,783
Vantage Data Centers LLC, Ser. 2025-1A, Cl. A2(b)		5.13	8/15/2055	30,000	30,228
Verizon Master Trust, Ser. 2024-1, Cl. C		5.49	12/20/2028	386,000	386,473
Verizon Master Trust, Ser. 2025-1, Cl. C		5.09	1/21/2031	146,000	148,099
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A3(b)		4.29	10/16/2028	147,000	147,513
Wingspire Equipment Finance LLC, Ser. 2024-1A, Cl. A2(b)		4.99	9/20/2032	126,384	127,032
Zayo Issuer LLC, Ser. 2025-2A, Cl. A2(b)		5.95	6/20/2055	297,854	306,115
					8,838,538
Asset-Backed Certificates/Auto Receivables — 10.6%
Ally Auto Receivables Trust, Ser. 2024-1, Cl. A3		5.08	12/15/2028	144,370	145,214
Ally Bank Auto Credit-Linked Notes, Ser. 2025-B, Cl. C(b)		4.70	9/15/2033	250,000	251,510
American Credit Acceptance Receivables Trust, Ser. 2024-4, Cl. C(b)		4.91	8/12/2031	316,000	317,030
AmeriCredit Automobile Receivables Trust, Ser. 2022-2, Cl. B		4.81	4/18/2028	140,835	140,955
AutoNation Finance Trust, Ser. 2025-1A, Cl. C(b)		5.19	12/10/2030	96,000	97,725
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A(b)		5.44	2/22/2028	385,000	389,889
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-1A, Cl. C(b)		5.87	8/20/2029	100,000	101,761
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)		5.83	12/15/2028	59,000	59,603
Capital One Prime Auto Receivables Trust, Ser. 2022-2, Cl. A3		3.66	5/17/2027	64,355	64,289
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	228,638	227,985
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C		1.30	1/10/2028	84,438	82,988
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	39,545	38,558
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B		1.19	1/11/2027	91,969	91,767
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B		1.98	2/10/2028	125,000	121,931
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. C		5.54	11/10/2028	238,000	242,004
Carvana Auto Receivables Trust, Ser. 2025-P3, Cl. C		4.99	1/12/2032	108,000	107,198
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)		6.16	10/15/2035	40,562	41,095
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3(b)		5.11	4/17/2028	88,635	89,090
Enterprise Fleet Financing LLC, Ser. 2022-3, Cl. A2(b)		4.38	7/20/2029	7,838	7,840
Enterprise Fleet Financing LLC, Ser. 2025-2, Cl. A3(b)		4.41	6/20/2029	73,000	73,591
Exeter Automobile Receivables Trust, Ser. 2024-3A, Cl. C		5.70	7/16/2029	81,000	81,866
Exeter Automobile Receivables Trust, Ser. 2024-5A, Cl. A3		4.45	3/15/2028	41,013	41,024
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C		5.09	5/15/2031	436,000	439,900
Exeter Automobile Receivables Trust, Ser. 2025-4A, Cl. C		4.57	6/16/2031	114,000	113,583
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	626,000	455,497
Ford Credit Auto Owner Trust, Ser. 2021-1, Cl. C(b)		1.91	10/17/2033	202,000	199,416
Ford Credit Auto Owner Trust, Ser. 2022-C, Cl. C		5.22	3/15/2030	325,000	326,584

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 99.5% (continued)
Asset-Backed Certificates/Auto Receivables — 10.6% (continued)
GM Financial Consumer Automobile Receivables Trust, Ser. 2022-1, Cl. C	1.94	4/17/2028	170,000	168,876
GMF Floorplan Owner Revolving Trust, Ser. 2024-3A, Cl. B(b)	4.92	11/15/2028	200,000	201,330
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	333,000	336,302
M&T Bank Auto Receivables Trust, Ser. 2024-1A, Cl. A3(b)	5.22	2/17/2032	287,000	290,152
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037	150,000	152,054
Octane Receivables Trust, Ser. 2023-1A, Cl. B(b)	5.96	7/20/2029	300,000	301,779
Octane Receivables Trust, Ser. 2023-3A, Cl. A2(b)	6.44	3/20/2029	60,876	61,250
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030	75,848	76,216
OneMain Direct Auto Receivables Trust, Ser. 2019-1A, Cl. B(b)	3.95	11/14/2028	400,000	398,951
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4(b)	1.27	9/11/2028	162,000	160,955
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028	143,000	144,037
PenFed Auto Receivables Owner Trust, Ser. 2022-A, Cl. C(b)	4.83	12/15/2028	1,000,000	1,001,037
PenFed Auto Receivables Owner Trust, Ser. 2025-A, Cl. C(b)	4.67	2/17/2032	46,000	45,870
Santander Drive Auto Receivables Trust, Ser. 2022-5, Cl. C	4.74	10/16/2028	120,384	120,469
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.23	12/15/2028	67,000	67,254
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031	265,000	268,246
Santander Drive Auto Receivables Trust, Ser. 2025-2, Cl. C	5.06	5/15/2031	224,000	226,146
Securitized Term Auto Receivables Trust, Ser. 2025-A, Cl. C(b)	5.19	7/25/2031	149,602	150,727
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A3(b)	5.47	10/20/2028	132,845	133,719
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3(b)	4.95	5/21/2029	65,747	66,124
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3(b)	5.38	6/20/2028	87,000	87,669
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	217,540	218,539
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	64,161	64,865
Westlake Automobile Receivables Trust, Ser. 2025-2A, Cl. D(b)	5.08	5/15/2031	114,000	114,337
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	42,878	42,974
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	130,000	130,651
				9,380,422
Asset-Backed Certificates/Credit Cards — .2%
Evergreen Credit Card Trust, Ser. 2025-CRT5, Cl. B(b)	5.24	5/15/2029	100,000	101,150
Synchrony Card Funding LLC, Ser. 2023-A1, Cl. A	5.54	7/15/2029	47,000	47,468
				148,618
Asset-Backed Certificates/Home Equity Loans — .5%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR +1.60%)(b),(c)	5.78	8/25/2054	237,754	238,608
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A1B(b)	6.29	4/25/2044	182,111	184,031
				422,639
Automobiles & Components — 3.3%
BMW US Capital LLC, Gtd. Notes(b)	4.50	8/11/2030	202,000	202,868
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	500,000	499,066
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	275,000	278,162
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.92	3/20/2028	230,000	235,032
General Motors Financial Co., Inc., Gtd. Notes	3.85	1/5/2028	400,000	396,282
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.05	4/4/2028	436,000	443,506
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	220,000	219,570
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes(d)	6.63	7/15/2030	430,000	427,492
Volkswagen Group of America Finance LLC, Gtd. Notes(b)	4.85	9/11/2030	200,000	201,470
				2,903,448
Banks — 6.3%
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	450,000	450,332
BNP Paribas SA, Sub. Notes	4.63	3/13/2027	325,000	325,293

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 99.5% (continued)
Banks — 6.3% (continued)
Citigroup, Inc., Jr. Sub. Notes, Ser. W(e)	4.00	12/10/2025	363,000	362,781
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	455,000	431,579
Citizens Financial Group, Inc., Sr. Unscd. Notes(d)	5.84	1/23/2030	213,000	221,494
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	276,000	284,203
M&T Bank Corp., Sr. Unscd. Notes	5.18	7/8/2031	174,000	177,827
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	462,000	471,625
Morgan Stanley, Sub. Notes(d)	3.95	4/23/2027	310,000	309,380
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	339,000	352,839
State Street Corp., Jr. Sub. Notes, Ser. I(d),(e)	6.70	3/15/2029	236,000	246,257
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T(e)	3.80	5/10/2026	350,000	345,344
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	420,000	424,607
Truist Bank, Sub. Notes	4.63	9/17/2029	450,000	451,659
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB(e)	3.90	3/15/2026	300,000	298,213
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	418,000	425,674
				5,579,107
Building Materials — .3%
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	6.00	11/1/2028	300,000	299,239
Chemicals — 1.6%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(b)	4.75	6/15/2027	350,000	349,389
Celanese US Holdings LLC, Gtd. Notes	6.67	7/15/2027	213,000	218,787
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes(b)	9.63	3/15/2029	215,000	201,765
SNF Group SACA, Sr. Unscd. Notes(b)	3.13	3/15/2027	250,000	244,207
The Dow Chemical Company, Sr. Unscd. Notes	4.80	1/15/2031	437,000	435,659
				1,449,807
Collateralized Loan Obligations Debt — 4.7%
Apidos XXV CLO, Ser. 2016-25A, Cl. XR3, (3 Month TSFR +0.95%)(b),(c)	4.83	1/20/2037	250,000	250,091
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, (1 Month TSFR +1.46%)(b),(c)	5.50	11/15/2036	186,739	187,074
Bain Capital Credit Ltd. CLO, Ser. 2020-3A, Cl. A1RR, (3 Month TSFR +1.21%)(b),(c)	5.07	10/23/2034	350,000	350,899
Ballyrock Ltd. CLO, Ser. 2020-2A, Cl. A1R, (3 Month TSFR +1.27%)(b),(c)	5.16	10/20/2031	140,513	140,581
Dryden 108 Ltd. CLO, Ser. 2022-108A, Cl. X, (3 Month TSFR +1.15%)(b),(c)	5.03	7/18/2037	197,368	197,381
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, (3 Month TSFR +1.23%)(b),(c)	5.14	4/15/2031	22,286	22,296
Fortress Credit Opportunities XXXI Ltd. CLO, Ser. 2025-31A, Cl. A1, (3 Month TSFR +1.50%)(b),(c)	5.38	7/20/2033	224,993	225,409
Fortress Credit Opportunities XXXV Ltd. CLO, Ser. 2025-35A, Cl. A1, (3 Month TSFR +1.40%)(b),(c)	5.73	7/20/2033	150,000	150,061
Goldentree Loan Management US 14 Ltd. CLO, Ser. 2022-14A, Cl. XR, (3 Month TSFR +0.90%)(b),(c)	4.78	7/20/2037	125,000	125,037
Magnetite XIX Ltd., Ser. 2017-19A, Cl. ARR, (3 Month TSFR +1.05%)(b),(c)	4.93	4/17/2034	325,000	324,411
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)(b),(c)	5.59	10/16/2036	500,000	500,237
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. AS, (1 Month TSFR +1.75%)(b),(c)	5.75	2/19/2037	375,000	374,161
Neuberger Berman Loan Advisers 41 Ltd. CLO, Ser. 2021-41A, Cl. AR, (3 Month TSFR +1.05%)(b),(c)	4.95	4/15/2034	250,000	249,972
PFP Ltd. CLO, Ser. 2025-12, Cl. A, (1 Month TSFR +1.49%)(b),(c)	5.51	12/18/2042	250,000	251,289
RIN IV Ltd., Ser. 2021-1A, Cl. A1R, (3 Month TSFR +1.35%)(b),(c)	5.23	10/20/2038	250,000	250,589
Symphony XV Ltd. CLO, Ser. 2014-15A, Cl. BR3, (3 Month TSFR +1.81%)(b),(c)	5.69	1/17/2032	550,000	551,647
				4,151,135

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 99.5% (continued)
Commercial & Professional Services — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	5.75	7/15/2027	260,000	259,277
Block, Inc., Sr. Unscd. Notes(b)	5.63	8/15/2030	213,000	216,352
Herc Holdings, Inc., Gtd. Notes(b)	6.63	6/15/2029	415,000	428,936
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	192,000	197,836
				1,102,401
Commercial Mortgage Pass-Through Certificates — 6.0%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	41,172	40,913
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	428,000	443,484
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	90,214	90,905
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	54,236	54,304
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, (1 Month TSFR +1.66%)(b),(c)	5.70	8/15/2038	426,060	364,335
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR +1.01%)(b),(c)	5.05	8/15/2036	450,000	424,247
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	101,364	97,787
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	84,603	85,638
COLT Mortgage Loan Trust, Ser. 2025-3, Cl. A1(b)	5.35	3/25/2070	87,589	87,997
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A3(b)	5.89	8/25/2070	210,296	211,898
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	32,613	32,903
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	32,612	32,894
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	116,927	118,368
Cross Mortgage Trust, Ser. 2025-H2, Cl. A1(b)	5.36	3/25/2070	88,836	89,180
Cross Mortgage Trust, Ser. 2025-H2, Cl. A2(b)	5.46	3/25/2070	103,050	103,365
Cross Mortgage Trust, Ser. 2025-H8(b)	5.00	11/1/2070	109,817	109,817
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	5.95	1/13/2040	100,000	103,508
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3(b)	7.16	2/25/2068	293,295	293,569
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A1B(b)	6.02	6/25/2054	227,459	228,823
LHOME Mortgage Trust, Ser. 2025-RTL3, Cl. A1(b)	5.24	8/25/2040	100,000	100,153
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A(b)	2.97	12/15/2038	131,449	126,899
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	394,709	353,708
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	97,597	98,570
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	0.00	4/25/2065	220,079	222,238
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.66	2/10/2047	100,000	105,256
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	235,000	237,227
NYMT Loan Trust, Ser. 2025-CP1, Cl. A1(b)	3.75	11/25/2069	96,814	93,087
OBX Trust, Ser. 2023-NQM2, Cl. A1(b)	6.32	1/25/2062	280,654	281,036
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	79,097	79,461
OBX Trust, Ser. 2025-NQM18, Cl. A1A(b)	5.06	9/25/2065	169,702	169,911
PRPM LLC, Ser. 2025-RPL4, Cl. A1(b)	3.00	5/25/2055	95,440	90,591
Toorak Mortgage Trust, Ser. 2025-RRTL1, Cl. A1(b)	5.52	2/25/2040	140,071	140,948
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	74,703	72,624
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069	86,803	87,329
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, (1 Month TSFR +1.36%)(b),(c)	5.40	2/15/2040	52,341	52,375
				5,325,348
Consumer Discretionary — 5.2%
Brightstar Lottery PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	440,000	439,173
Caesars Entertainment, Inc., Gtd. Notes(b),(d)	4.63	10/15/2029	235,000	221,243
Carnival Corp., Gtd. Notes(b)	5.13	5/1/2029	441,000	446,728
D.R. Horton, Inc., Gtd. Notes(d)	4.85	10/15/2030	427,000	435,403
KB Home, Gtd. Notes	6.88	6/15/2027	450,000	459,466

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 99.5% (continued)
Consumer Discretionary — 5.2% (continued)
Las Vegas Sands Corp., Sr. Unscd. Notes	5.90	6/1/2027	486,000	495,324
Light & Wonder International, Inc., Gtd. Notes(b),(d)	7.25	11/15/2029	300,000	307,971
NCL Corp., Ltd., Sr. Unscd. Notes(b)	5.88	1/15/2031	219,000	219,033
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)	5.50	8/31/2026	645,000	646,942
Taylor Morrison Communities, Inc., Gtd. Notes(b)	5.88	6/15/2027	300,000	303,214
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	600,000	599,795
				4,574,292
Diversified Financials — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.38	11/15/2030	150,000	149,264
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.10	1/19/2029	450,000	460,437
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	158,000	159,257
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.25	3/15/2030	430,000	439,142
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	188,000	191,133
Stellantis Financial Services US Corp., Sr. Unscd. Notes(b)	4.95	9/15/2028	200,000	200,886
				1,600,119
Energy — 10.8%
Azule Energy Finance PLC, Gtd. Notes(b)	8.13	1/23/2030	200,000	201,192
Cheniere Energy Partners LP, Gtd. Notes	4.50	10/1/2029	215,000	215,125
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	209,000	217,861
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	6.06	8/15/2026	500,000	505,761
CVR Energy, Inc., Gtd. Bonds(b)	5.75	2/15/2028	500,000	495,190
Enbridge, Inc., Gtd. Notes	6.00	11/15/2028	400,000	420,684
Energy Transfer LP, Gtd. Notes(b)	5.63	5/1/2027	675,000	675,128
Energy Transfer LP, Sr. Unscd. Notes	5.55	2/15/2028	453,000	465,974
Global Partners LP/GLP Finance Corp., Gtd. Notes(d)	6.88	1/15/2029	664,000	672,558
Hess Midstream Operations LP, Gtd. Notes(b)	5.88	3/1/2028	268,000	273,691
Hess Midstream Operations LP, Gtd. Notes(b)	6.50	6/1/2029	66,000	68,440
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b),(d)	8.13	10/15/2029	400,000	420,382
Kinder Morgan, Inc., Gtd. Bonds	5.15	6/1/2030	77,000	79,422
Kinetik Holdings LP, Sr. Unscd. Notes(b)	6.63	12/15/2028	285,000	292,904
Medco Cypress Tree Pte Ltd., Sr. Scd. Bonds(b)	8.63	5/19/2030	250,000	265,196
MPLX LP, Sr. Unscd. Notes	4.80	2/15/2031	87,000	87,760
Occidental Petroleum Corp., Sr. Unscd. Notes	6.38	9/1/2028	300,000	314,363
ONEOK, Inc., Gtd. Notes	4.25	9/24/2027	491,000	491,710
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	422,000	437,755
Parkland Corp., Gtd. Notes(b)	5.88	7/15/2027	250,000	250,412
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.70	1/15/2031	53,000	53,129
Repsol E&P Capital Markets US LLC, Gtd. Notes(b)	5.20	9/16/2030	200,000	200,817
SM Energy Co., Sr. Unscd. Notes(b)	6.75	8/1/2029	341,000	340,544
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	4.91	9/1/2027	176,000	177,348
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	79,000	79,100
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.00	4/15/2027	255,000	255,929
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	275,000	273,418
Valero Energy Corp., Sr. Unscd. Notes	5.15	2/15/2030	178,000	183,161
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	6.25	1/15/2030	245,000	250,125
Venture Global LNG, Inc., Sr. Scd. Notes(b)	8.13	6/1/2028	410,000	422,608
Viper Energy Partners LLC, Gtd. Bonds	4.90	8/1/2030	428,000	432,055
				9,519,742

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 99.5% (continued)
Food Products — .8%
Albertsons Cos., Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, Sr. Unscd. Notes(b)		5.50	3/31/2031	263,000	265,408
US Foods, Inc., Gtd. Notes(b)		6.88	9/15/2028	419,000	432,650
					698,058
Foreign Governmental — .9%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2029	1,000	172
Colombia, Sr. Unscd. Bonds		7.38	4/25/2030	206,000	221,007
Hungary, Sr. Unscd. Notes(b)		6.13	5/22/2028	200,000	208,623
Romania, Sr. Unscd. Notes(b)		5.25	11/25/2027	350,000	355,334
					785,136
Health Care — .7%
Avantor Funding, Inc., Gtd. Notes(b)		4.63	7/15/2028	310,000	305,224
GE HealthCare Technologies, Inc., Sr. Unscd. Notes		4.80	8/14/2029	113,000	115,327
HCA, Inc., Gtd. Notes		4.30	11/15/2030	200,000	199,071
					619,622
Industrial — 1.1%
AGCO Corp., Gtd. Notes		5.45	3/21/2027	272,000	275,858
Chart Industries, Inc., Sr. Scd. Notes(b)		7.50	1/1/2030	300,000	313,245
TK Elevator US Newco, Inc., Sr. Scd. Notes(b),(d)		5.25	7/15/2027	400,000	399,831
					988,934
Information Technology — .5%
Oracle Corp., Sr. Unscd. Notes		4.45	9/26/2030	328,000	325,367
Paychex, Inc., Sr. Unscd. Notes		5.10	4/15/2030	112,000	115,193
					440,560
Insurance — 1.1%
Allianz SE, Jr. Sub. Bonds(b),(e)		3.20	10/30/2027	400,000	378,140
American International Group, Inc., Sr. Unscd. Notes		4.85	5/7/2030	35,000	35,820
Brown & Brown, Inc., Sr. Unscd. Notes		4.90	6/23/2030	92,000	93,304
Corebridge Global Funding, Scd. Notes(b)		4.90	12/3/2029	485,000	495,711
					1,002,975
Internet Software & Services — .7%
Match Group Holdings II LLC, Sr. Unscd. Notes(b)		6.13	9/15/2033	262,000	264,011
Meta Platforms, Inc., Sr. Unscd. Notes		4.20	11/15/2030	315,000	314,743
					578,754
Materials — 1.7%
Amcor Flexibles North America, Inc., Gtd. Notes		5.10	3/17/2030	299,000	306,940
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(b)		6.00	6/15/2027	500,000	501,604
Ball Corp., Gtd. Notes		6.88	3/15/2028	450,000	458,140
Canpack SA/Canpack US LLC, Gtd. Notes(b)		3.88	11/15/2029	250,000	237,667
					1,504,351
Media — 1.8%
Discovery Communications LLC, Gtd. Notes		3.95	3/20/2028	271,000	265,720
Paramount Global, Gtd. Notes		6.38	3/30/2062	550,000	543,560
Sirius XM Radio LLC, Gtd. Notes(b)		5.00	8/1/2027	500,000	499,192
Univision Communications, Inc., Sr. Scd. Notes(b)		8.00	8/15/2028	258,000	265,782
					1,574,254
Metals & Mining — .8%
Alumina Pty Ltd., Gtd. Notes(b)		6.13	3/15/2030	215,000	220,576

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 99.5% (continued)
Metals & Mining — .8% (continued)
Glencore Funding LLC, Gtd. Notes(b),(d)		5.19	4/1/2030	187,000	192,553
WE Soda Investments Holding PLC, Sr. Scd. Bonds(b)		9.50	10/6/2028	250,000	251,098
					664,227
Real Estate — 6.5%
American Homes 4 Rent LP, Sr. Unscd. Notes		4.95	6/15/2030	340,000	346,543
COPT Defense Properties LP, Gtd. Notes		2.25	3/15/2026	369,000	365,363
Cousins Properties LP, Gtd. Notes		5.25	7/15/2030	165,000	168,687
CubeSmart LP, Gtd. Notes		2.25	12/15/2028	230,000	217,020
EPR Properties, Gtd. Notes		4.75	12/15/2026	430,000	431,705
Extra Space Storage LP, Gtd. Notes		5.70	4/1/2028	380,000	392,474
Healthcare Realty Holdings LP, Gtd. Notes		2.00	3/15/2031	300,000	261,545
Iron Mountain, Inc., Gtd. Notes(b)		4.88	9/15/2029	225,000	222,224
Kite Realty Group LP, Sr. Unscd. Notes(d)		4.00	10/1/2026	427,000	425,993
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Gtd. Notes(b)		7.00	2/1/2030	222,000	227,512
Rexford Industrial Realty LP, Gtd. Notes		2.15	9/1/2031	500,000	436,720
Sabra Health Care LP, Gtd. Notes		3.20	12/1/2031	95,000	86,307
SBA Tower Trust, Asset Backed Notes(b)		1.84	4/15/2027	500,000	479,986
SBA Tower Trust, Asset Backed Notes(b)		1.88	1/15/2026	275,000	273,531
Store Capital LLC, Sr. Unscd. Notes		4.63	3/15/2029	220,000	218,852
Store Capital LLC, Sr. Unscd. Notes(b)		5.40	4/30/2030	210,000	214,288
Ventas Realty LP, Gtd. Notes		4.40	1/15/2029	430,000	431,183
VICI Properties LP, Sr. Unscd. Notes		4.75	4/1/2028	78,000	78,782
Vornado Realty LP, Sr. Unscd. Notes		2.15	6/1/2026	180,000	176,796
WPC Eurobond BV, Gtd. Notes	EUR	1.35	4/15/2028	300,000	334,655
					5,790,166
Retailing — .9%
Asbury Automotive Group, Inc., Gtd. Notes(b)		4.63	11/15/2029	535,000	520,109
Lithia Motors, Inc., Gtd. Notes(b)		5.50	10/1/2030	282,000	282,696
					802,805
Telecommunication Services — .8%
Millicom International Cellular SA, Sr. Unscd. Notes(b)		5.13	1/15/2028	495,000	492,998
Sunrise HoldCo IV BV, Sr. Scd. Notes(b)		5.50	1/15/2028	200,000	199,264
					692,262
Transportation — .4%
Ryder System, Inc., Sr. Unscd. Notes		4.85	6/15/2030	338,000	345,000
U.S. Government Agencies Collateralized Mortgage Obligations — .9%
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091, Cl. KC(f)		3.00	8/15/2040	7,523	7,493
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA(f)		1.00	7/15/2039	235,095	218,891
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU(f)		2.50	5/25/2060	65,385	61,069
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1(f)		3.50	11/25/2028	43,409	42,642
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP(f)		3.00	3/25/2033	15,425	15,244
Government National Mortgage Association, Ser. 2022-173, Cl. PQ		5.00	6/20/2051	426,797	432,475
					777,814
U.S. Government Agencies Mortgage-Backed — .0%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/29(f)				34,485	33,817

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 99.5% (continued)
U.S. Government Agencies Mortgage-Backed — .0% (continued)
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			983	1,033
7.50%, 11/20/2029-12/20/2030			875	906
				35,756
U.S. Treasury Securities — 7.2%
U.S. Treasury Notes(d)	3.88	7/31/2027	2,800,000	2,812,141
U.S. Treasury Notes	4.00	5/31/2030	1,100,000	1,114,480
U.S. Treasury Notes(d)	4.13	9/30/2027	1,825,000	1,842,395
U.S. Treasury Notes(d)	4.13	10/31/2027	100,000	101,012
U.S. Treasury Notes	4.25	1/15/2028	500,000	506,826
				6,376,854
Utilities — 5.0%
AEP Texas, Inc., Sr. Unscd. Notes	5.45	5/15/2029	491,000	509,799
Electricite de France SA, Sr. Unscd. Notes(b)	5.70	5/23/2028	457,000	471,985
Enel Finance International NV, Gtd. Notes(b)	4.38	9/30/2030	356,000	353,884
Enel Finance International NV, Gtd. Notes(b)	5.13	6/26/2029	200,000	205,107
FirstEnergy Corp., Sr. Unscd. Notes, Ser. B	3.90	7/15/2027	400,000	397,602
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.69	9/1/2027	241,000	243,668
NiSource, Inc., Sr. Unscd. Notes(d)	5.25	3/30/2028	230,000	235,837
PG&E Corp., Sr. Scd. Notes(d)	5.25	7/1/2030	90,000	89,121
Pinnacle West Capital Corp., Sr. Unscd. Notes	4.90	5/15/2028	76,000	77,183
Southern California Edison Co., First Mortgage Bonds	5.25	3/15/2030	167,000	170,988
System Energy Resources, Inc., First Mortgage Bonds	6.00	4/15/2028	500,000	519,413
The AES Corp., Sr. Unscd. Notes(d)	5.45	6/1/2028	500,000	508,953
Vistra Operations Co. LLC, Gtd. Notes(b)	5.00	7/31/2027	500,000	500,583
Vistra Operations Co., LLC, Sr. Scd. Notes(b)	4.60	10/15/2030	115,000	114,331
				4,398,454
Total Bonds and Notes (cost $87,310,140)				87,948,040

	1-Day Yield (%)	Shares
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $148,645)	4.22	148,645	148,645
Investment of Cash Collateral for Securities Loaned — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $1,294,475)	4.22	1,294,475	1,294,475
Total Investments (cost $88,753,260)		101.1%	89,391,160
Liabilities, Less Cash and Receivables		(1.1%)	(987,192)
Net Assets		100.0%	88,403,968

BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $47,785,705 or 54.1% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $9,066,050 and the value of the collateral was
$9,373,028, consisting of cash collateral of $1,294,475 and U.S. Government & Agency securities valued at $8,078,553.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	36	12/31/2025	7,489,183	7,496,719	7,536
5 Year U.S. Treasury Note	86	12/31/2025	9,356,671	9,392,141	35,470
Futures Short
10 Year U.S. Treasury Note	2	12/19/2025	223,137	225,344	(2,207)
Canadian 5 Year Bond	2	12/18/2025	162,175(a)	164,643	(2,468)
Euro-Schatz	3	12/8/2025	370,308(a)	370,278	31
Ultra 10 Year U.S. Treasury Note	3	12/19/2025	340,401	346,453	(6,052)
Gross Unrealized Appreciation					43,037
Gross Unrealized Depreciation					(10,727)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BNP Paribas Corp.
United States Dollar	462,725	Canadian Dollar	643,000	11/14/2025	3,947
HSBC Securities (USA), Inc.
United States Dollar	424,746	Euro	361,000	11/14/2025	8,295
Morgan Stanley & Co. LLC
Euro	38,000	United States Dollar	44,375	11/14/2025	(538)
Gross Unrealized Appreciation					12,242
Gross Unrealized Depreciation					(538)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Short Term Income Fund
October 31, 2025 (Unaudited)
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	18,790,217	—	18,790,217
Collateralized Loan Obligations	—	4,151,135	—	4,151,135
Commercial Mortgage-Backed	—	5,325,348	—	5,325,348
Corporate Bonds and Notes	—	51,705,780	—	51,705,780
Foreign Governmental	—	785,136	—	785,136
U.S. Government Agencies Collateralized Mortgage Obligations	—	777,814	—	777,814
U.S. Government Agencies Mortgage-Backed	—	35,756	—	35,756
U.S. Treasury Securities	—	6,376,854	—	6,376,854
Investment Companies	1,443,120	—	—	1,443,120
	1,443,120	87,948,040	—	89,391,160
Other Financial Instruments:
Futures††	43,037	—	—	43,037
Forward Foreign Currency Exchange Contracts††	—	12,242	—	12,242
	43,037	12,242	—	55,279
Liabilities ($)
Other Financial Instruments:
Futures††	(10,727)	—	—	(10,727)
Forward Foreign Currency Exchange Contracts††	—	(538)	—	(538)
	(10,727)	(538)	—	(11,265)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forwards contracts”) and futures are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2025 are set forth in the Schedule of Investments.
At October 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $681,914, consisting of $1,182,247 gross unrealized appreciation and $500,333 gross unrealized depreciation.
At October 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.